First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments
September 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 97.1%
	Angola – 1.3%
1,160,000	Angolan Government International Bond (USD) (b)	9.50%	11/12/25	$1,280,373
	Argentina – 2.2%
383,926	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	147,777
1,920,432	Argentine Republic Government International Bond (USD) (c)	0.50%	07/09/30	705,951
4,314,772	Argentine Republic Government International Bond (USD) (c)	1.13%	07/09/35	1,413,131
				2,266,859
	Australia – 4.9%
7,000,000	Treasury Corp. of Victoria (AUD)	1.50%	11/20/30	4,964,036
	Bahamas – 1.4%
1,500,000	Bahamas Government International Bond (USD) (d)	8.95%	10/15/32	1,417,500
	Bahrain – 1.5%
1,050,000	Bahrain Government International Bond (USD) (d)	4.25%	01/25/28	1,038,134
510,000	Bahrain Government International Bond (USD) (b)	6.25%	01/25/51	469,447
				1,507,581
	Belarus – 1.4%
500,000	Republic of Belarus International Bond (USD) (b)	5.88%	02/24/26	470,435
1,100,000	Republic of Belarus International Bond (USD) (b)	6.38%	02/24/31	971,740
				1,442,175
	Benin – 0.3%
279,000	Benin Government International Bond (EUR) (d)	6.88%	01/19/52	334,170
	Brazil – 5.5%
7,030,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	1,283,958
5,079,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	912,360
19,300,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	3,404,774
				5,601,092
	Canada – 4.0%
4,589,000	Canadian Government Bond (CAD)	8.00%	06/01/23	4,073,870
	Dominican Republic – 0.7%
770,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	755,378
	Ecuador – 1.0%
763,820	Ecuador Government International Bond (USD) (c) (d)	5.00%	07/31/30	643,526
725,460	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/40	423,948
				1,067,474
	Egypt – 3.3%
22,490,000	Egypt Government Bond (EGP)	14.48%	04/06/26	1,442,416
380,000	Egypt Government International Bond (USD) (d)	8.50%	01/31/47	368,117
1,730,000	Egypt Government International Bond (USD) (d)	7.90%	02/21/48	1,585,113
				3,395,646
	El Salvador – 0.7%
580,000	El Salvador Government International Bond (USD) (b)	5.88%	01/30/25	446,606
294,000	El Salvador Government International Bond (USD) (d)	9.50%	07/15/52	230,425
				677,031

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Georgia – 0.8%
758,000	Georgia Government International Bond (USD) (d)	2.75%	04/22/26	$769,029
	Germany – 3.3%
3,181,000	Bundesrepublik Deutschland Bundesanleihe (EUR) (b)	(e)	08/15/50	3,398,634
	Ghana – 2.0%
912,000	Ghana Government International Bond (USD) (d)	7.75%	04/07/29	871,927
1,220,000	Ghana Government International Bond (USD) (d)	7.63%	05/16/29	1,162,257
				2,034,184
	Indonesia – 2.5%
32,306,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	2,559,651
	Iraq – 1.6%
1,300,000	Iraq International Bond (USD) (b)	6.75%	03/09/23	1,324,537
284,375	Iraq International Bond (USD) (b)	5.80%	01/15/28	275,062
				1,599,599
	Japan – 6.7%
419,050,000	Japan Government Ten Year Bond (JPY)	0.10%	06/20/27	3,803,504
252,850,000	Japan Government Thirty Year Bond (JPY)	2.40%	03/20/37	2,998,786
				6,802,290
	Kenya – 0.4%
390,000	Republic of Kenya Government International Bond (USD) (b)	6.88%	06/24/24	428,048
	Malaysia – 2.9%
11,800,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	2,947,588
	Mexico – 5.8%
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,062,806
61,423,900	Mexican Bonos (MXN)	5.75%	03/05/26	2,840,298
22,120,000	Mexican Bonos (MXN)	7.75%	05/29/31	1,099,511
18,260,000	Mexican Bonos (MXN)	7.75%	11/13/42	876,232
				5,878,847
	Netherlands – 5.7%
4,973,000	Netherlands Government Bond (EUR) (b) (d)	(e)	01/15/24	5,852,095
	New Zealand – 1.2%
1,694,000	New Zealand Government Bond (NZD) (b)	2.75%	04/15/25	1,225,157
	Nigeria – 0.5%
513,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	496,035
	Norway – 0.9%
7,511,000	Norway Government Bond (NOK) (b) (d)	1.75%	02/17/27	873,946
	Oman – 2.1%
2,100,000	Oman Government International Bond (USD) (d)	7.00%	01/25/51	2,137,126
	Peru – 1.3%
5,672,000	Peruvian Government International Bond (PEN) (b)	6.90%	08/12/37	1,315,064
	Poland – 8.2%
14,444,000	Republic of Poland Government Bond (PLN)	2.50%	01/25/23	3,734,439

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Poland (Continued)
17,670,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	$4,669,533
				8,403,972
	Russia – 10.1%
271,000,000	Russian Federal Bond - OFZ (RUB)	7.60%	07/20/22	3,738,071
423,957,000	Russian Federal Bond - OFZ (RUB)	7.05%	01/19/28	5,800,406
50,000,000	Russian Federal Bond - OFZ (RUB)	7.70%	03/23/33	709,570
				10,248,047
	Rwanda – 0.5%
532,000	Rwanda International Government Bond (USD) (d)	5.50%	08/09/31	555,350
	Saudi Arabia – 1.2%
1,045,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	1,206,136
	South Africa – 4.7%
84,450,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	4,798,868
	Ukraine – 1.9%
550,000	Ukraine Government International Bond (EUR) (d)	6.75%	06/20/26	693,303
490,000	Ukraine Government International Bond (USD) (b)	7.38%	09/25/32	502,877
716,000	Ukraine Government International Bond (USD) (d)	1.26%	05/31/40	783,492
				1,979,672
	United Kingdom – 4.0%
900,000	United Kingdom Gilt (GBP) (b)	6.00%	12/07/28	1,654,456
1,095,000	United Kingdom Gilt (GBP) (b)	4.25%	12/07/49	2,463,348
				4,117,804
	Uzbekistan – 0.6%
623,000	Republic of Uzbekistan Bond (USD) (d)	3.70%	11/25/30	604,323
	Total Foreign Sovereign Bonds and Notes			99,014,650
	(Cost $103,802,727)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) – 27.6%
	Barbados – 0.8%
750,000	Sagicor Financial Co., Ltd. (USD) (d)	5.30%	05/13/28	786,563
	Brazil – 3.2%
440,000	Banco do Brasil S.A. (USD) (b) (g)	6.25%	(h)	440,174
228,000	BRF S.A. (USD) (d)	5.75%	09/21/50	218,946
220,000	CSN Resources S.A. (USD) (b)	7.63%	04/17/26	233,519
650,000	GTL Trade Finance, Inc. (USD) (b)	7.25%	04/16/44	896,187
430,243	Guara Norte Sarl (USD) (d)	5.20%	06/15/34	433,070
500,000	Itau Unibanco Holding S.A. (USD) (b) (g)	4.63%	(h)	478,640
1,550,000	OAS Finance Ltd. (USD) (g) (i) (j) (k)	8.88%	(h)	11,625
460,000	OAS Investments GmbH (USD) (i) (j) (k)	8.25%	10/19/19	3,450
556,000	Petrobras Global Finance BV (USD)	5.60%	01/03/31	602,982
				3,318,593
	Chile – 0.4%
468,000	Empresa Nacional del Petroleo (USD) (d)	3.45%	09/16/31	460,454
	China – 2.1%
1,308,000	Huarong Finance II Co., Ltd. (USD) (b)	5.50%	01/16/25	1,298,190

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	China (Continued)
620,000	Kaisa Group Holdings Ltd. (USD) (b)	11.25%	04/16/25	$481,221
400,000	Zhenro Properties Group Ltd. (USD) (b)	9.15%	05/06/23	390,620
				2,170,031
	Dominican Republic – 0.5%
491,000	AES Andres BV (USD) (d)	5.70%	05/04/28	507,694
	Ecuador – 0.5%
478,388	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	518,712
	Georgia – 0.6%
540,000	Bank of Georgia JSC (USD) (d)	6.00%	07/26/23	576,150
	Honduras – 0.5%
490,000	Inversiones Atlantida S.A. (USD) (d)	7.50%	05/19/26	519,645
	India – 2.6%
475,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (d)	6.25%	12/10/24	516,028
150,000,000	HDFC Bank Ltd. (INR) (b)	8.10%	03/22/25	2,126,228
				2,642,256
	Indonesia – 0.6%
560,000	Medco Platinum Road Pte Ltd. (USD) (d)	6.75%	01/30/25	580,367
	Israel – 0.5%
480,000	Energean Israel Finance Ltd. (USD) (b) (d)	4.88%	03/30/26	493,201
	Mexico – 2.7%
400,000	BBVA Bancomer S.A. (USD) (b) (g)	5.13%	01/18/33	417,558
22,160,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	1,025,529
570,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	539,884
750,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	730,609
				2,713,580
	Nigeria – 1.9%
526,000	Access Bank PLC (USD) (d)	6.13%	09/21/26	530,786
600,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	642,750
721,000	SEPLAT Energy PLC (USD) (d)	7.75%	04/01/26	753,896
				1,927,432
	Oman – 1.1%
400,000	Oryx Funding Ltd. (USD) (d)	5.80%	02/03/31	424,339
652,000	Oztel Holdings SPC Ltd. (USD) (d)	6.63%	04/24/28	718,895
				1,143,234
	Peru – 0.5%
522,000	Petroleos del Peru S.A. (USD) (d)	5.63%	06/19/47	522,308
	Russia – 0.5%
500,000	Sovcombank Via SovCom Capital DAC (USD) (d) (g)	7.75%	(h)	518,871
	Saudi Arabia – 0.6%
554,000	Saudi Arabian Oil Co. (USD) (d)	4.25%	04/16/39	622,873
	Singapore – 0.5%
520,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	522,291

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (f) (Continued)
	South Africa – 1.9%
530,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	$553,483
800,000	Liquid Telecommunications Financing Plc (USD) (d)	5.50%	09/04/26	829,768
550,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	607,613
				1,990,864
	Tanzania – 0.5%
452,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	476,774
	Trinidad And Tobago – 0.8%
820,000	Trinidad Generation UnLtd. (USD) (b)	5.25%	11/04/27	841,533
	Turkey – 1.7%
500,000	Akbank T.A.S. (USD) (b) (g)	7.20%	03/16/27	504,500
490,000	Hazine Mustesarligi Varlik Kiralama AS (USD) (d)	5.13%	06/22/26	485,137
740,000	TC Ziraat Bankasi AS (USD) (d)	5.38%	03/02/26	720,178
				1,709,815
	Ukraine – 1.6%
467,000	Kernel Holding S.A. (USD) (d)	6.75%	10/27/27	499,316
570,000	Metinvest BV (USD) (d)	8.50%	04/23/26	637,386
460,000	Ukraine Railways Via Rail Capital Markets PLC (USD) (b)	8.25%	07/09/24	480,976
				1,617,678
	United Arab Emirates – 0.5%
480,000	MAF Global Securities Ltd. (USD) (b) (g)	5.50%	(h)	488,858
	Zambia – 0.5%
490,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	503,269
	Total Foreign Corporate Bonds and Notes			28,173,046
	(Cost $28,837,920)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 14.0%
$10,697,100	United States Treasury Note	2.38%	05/15/29	11,475,774
2,686,200	United States Treasury Note	2.38%	05/15/51	2,859,124
	Total U.S. Government Bonds and Notes			14,334,898
	(Cost $13,983,079)

Total Investments – 138.7%	141,522,594
(Cost $146,623,726) (l)
Outstanding Loans – (41.5)%	(42,333,959)
Net Other Assets and Liabilities – 2.8%	2,812,892
Net Assets – 100.0%	$102,001,527

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 9/30/2021	Sale Value as of 9/30/2021	Unrealized Appreciation/ (Depreciation)
11/24/21	BAR	CNY	36,906,000	USD	5,643,119	$ 5,688,619	$ 5,643,119	$ 45,500
10/13/21	GS	USD	5,140,912	AUD	6,875,000	5,140,912	4,970,558	170,354
11/24/21	DB	USD	2,877,969	BRL	15,142,000	2,877,969	2,755,140	122,829
10/13/21	CIT	USD	5,032,863	CAD	6,296,000	5,032,863	4,970,697	62,166
11/24/21	DB	USD	1,962,980	IDR	28,282,611,000	1,962,980	1,965,005	(2,025)
10/13/21	GS	USD	1,306,272	NZD	1,865,000	1,306,272	1,287,410	18,862
10/13/21	CIT	USD	2,139,898	PLN	8,230,000	2,139,898	2,069,224	70,674
11/24/21	BAR	USD	947,596	RUB	71,341,000	947,596	970,377	(22,781)
10/13/21	CIT	USD	1,888,508	ZAR	28,006,000	1,888,508	1,856,547	31,961
Net Unrealized Appreciation (Depreciation)								$497,540

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank
GS	Goldman Sachs

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at September 30, 2021.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by Aberdeen Standard Investments Inc. (“ASII”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2021, securities noted as such amounted to $36,770,668 or 36.0% of net assets.
(e)	Zero coupon bond.
(f)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by ASII.
(g)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(h)	Perpetual maturity.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(j)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(k)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(l)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,366,727 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,970,319. The net unrealized depreciation was $4,603,592. The amounts presented are inclusive of derivative contracts.

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows:
ASSETS TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 99,014,650	$ —	$ 99,014,650	$ —
Foreign Corporate Bonds and Notes*	28,173,046	—	28,173,046	—
U.S. Government Bonds and Notes	14,334,898	—	14,334,898	—
Total Investments	141,522,594	—	141,522,594	—
Forward Foreign Currency Contracts	522,346	—	522,346	—
Total	$ 142,044,940	$—	$ 142,044,940	$—

LIABILITIES TABLE
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (24,806)	$—	$ (24,806)	$—

*	See Portfolio of Investments for country breakout.

Restricted Securities
As of September 30, 2021, the Fund held restricted securities as shown in the following table that ASII has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$1,550,000	$0.75	$1,550,000	$11,625	0.01%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/2012	460,000	0.75	460,000	3,450	0.00
				$2,010,000	$15,075	0.01%

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Credit Quality†	% of Total Investments
AAA	16.9%
AA+	3.5
AA-	2.9
A+	6.1
A	5.9
A-	3.3
BBB+	5.3
BBB	10.4
BBB-	2.1
BB+	2.6
BB	6.9
BB-	9.7
B+	6.0
B	6.9
B-	3.8
CCC+	2.3
Not Rated	5.4
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	80.4%
Banks	4.8
Integrated Oils	2.0
Metals & Mining	1.6
Exploration & Production	1.3
Refining & Marketing	1.1
Utilities	1.0
Real Estate	1.0
Power Generation	1.0
Financial Services	0.9
Wireline Telecommunication Services	0.6
Life Insurance	0.6
Software & Services	0.5
Wireless Telecommunication Services	0.5
Industrial Other	0.5
Chemicals	0.4
Transportation & Logistics	0.4
Retail - Consumer Staples	0.3
Railroad	0.3
Manufactured Goods	0.3
Oil & Gas Services & Equipment	0.3
Food & Beverage	0.2
Total	100.0%

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	55.3%
EUR	7.2
RUB	6.5
MXN	4.9
JPY	4.8
PLN	4.4
CNY	4.0
GBP	2.9
MYR	2.1
ZAR	2.1
BRL	2.0
INR	1.5
EGP	1.0
PEN	0.9
NOK	0.6
IDR	0.4
AUD	0.0*
NZD	0.0*
CAD	(0.6)
Total	100.0%

†	The weightings include the impact of currency forwards.
*	Amount is less than 0.1%.

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand